Share-Based Compensation - Schedule of Fair Value Assumptions (Details)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Volatility	74.71%	82.12%
Risk-free interest rate	0.93%	0.83%
Dividend yield	0.00%	0.00%
Expected life	2 years 9 months 22 days	2 years 1 month 17 days